Segment Information - Summary of reconciliation for the recast segments (Detail) - BRL (R$) R$ in Thousands		Jun. 30, 2020	Dec. 31, 2019
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets		R$ 44,028,398	R$ 11,754,455
Total assets		61,092,922	21,184,512
Current liabilities		12,863,889	7,518,423
Non-current liabilities		24,955,570	10,303,744
Segment Recast [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets			11,754,455
Total assets			21,184,512
Current liabilities			7,518,423
Non-current liabilities			10,303,744
Natura Brazil [Member] | Segment Recast [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	[1]		4,181,261
Total assets	[1]		7,618,551
Current liabilities	[1]		2,207,944
Non-current liabilities	[1]		8,119,890
Natura LATAM [Member] | Segment Recast [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	[1]		349,698
Total assets	[1]		1,592,912
Current liabilities	[1]		774,521
Non-current liabilities	[1]		105,423
Natura Others [Member] | Segment Recast [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	[1]		12,161
Total assets	[1]		18,126
Current liabilities	[1]		8,591
Non-current liabilities	[1]		1,558
Aesop [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets		1,338,875	1,033,408
Total assets		1,954,858	1,435,830
Current liabilities		418,223	255,616
Non-current liabilities		730,817	590,917
Aesop [Member] | Segment Recast [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	[2]		1,035,432
Total assets	[2]		1,442,214
Current liabilities	[2]		274,539
Non-current liabilities	[2]		592,531
Aesop [Member] | Brazil and Latins America [Member] | Segment Recast [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets			2,024
Total assets			6,384
Current liabilities			18,923
Non-current liabilities			1,614
The Body Shop [Member] | Segment Recast [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets	[3]		6,175,903
Total assets	[3]		7,462,135
Current liabilities	[3]		1,171,922
Non-current liabilities	[3]		1,484,342
The Body Shop [Member] | Brazil and Latins America [Member] | Segment Recast [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets			28,943
Total assets			92,885
Current liabilities			106,475
Non-current liabilities			7,193
Corporate [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets
Total assets		2,093,806	3,050,574
Current liabilities		1,103,010	3,080,906
Non-current liabilities		R$ 1,082
Corporate [Member] | Segment Recast [Member]
Disclosure Of Operating Segments Of Assets And Liabilities [Line Items]
Non-current assets
Total assets			3,050,574
Current liabilities			3,080,906
Non-current liabilities

[1]	Amounts included in the new segment information Natura &Co Latam.
[2]	Amounts related to the Aesop's operations located in Brazil and Latins America, representing non-current asset (R$ 2,024), total assets (R$ 6,384), current liabilities (R$ 18,923) and non-current liabilities (R$1,614) included in the recast segment Natura &Co Latam.
[3]	Amount related to The Body Shop's operations located in Brazil and Latins America, representing non-current asset (R$ 28,943), total assets (R$92,885), current liabilities (R$106,475) and non-current liabilities (R$7,193) included in the recast segment Natura &Co Latam.